Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows used in operating activities:
Net income	$ 828	$ 4,725	$ 3,023
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,973	1,833	1,347
Fair value of warrants deducted from revenues	2,030
Share based compensation	2,994	2,383	897
Tax benefit related to exercise of stock options	(71)
Realized gain on sale of available-for-sale marketable securities	(6)
Amortization of premium and accretion of discount on available-for-sale marketable securities	454	(113)
Accretion of payment obligation	180
Increase in trade receivables	(9,258)	(13,117)	(4,409)
Decrease (increase) in other receivables and prepaid expenses	(411)	(1,648)	102
Increase in inventories	(6,061)	(4,610)	(555)
Changes in deferred income taxes, net	(181)	(57)	(132)
Decrease (increase) in other long term assets	(217)	(70)	227
Increase (decrease) in trade payables	2,819	7,036	(1,578)
Increase (decrease) in deferred revenues and advances from customers	675	(820)	(130)
Increase in employees and payroll accruals	1,550	1,435	852
Increase (decrease) in other payables and accrued expenses	1,879	223	(323)
Increase in other long term liabilities	386
Foreign currency translation gain on intercompany balances with foreign subsidiaries	393	590	342
Net cash provided by (used in) operating activities	956	(2,210)	(337)
Cash flows used in investing activities:
Purchase of property and equipment	(5,462)	(1,861)	(1,911)
Cash paid in connection with acquisition	(9,206)	(1,000)
Proceeds from (investment in) bank deposits, net	22,000	(22,000)	2,643
Proceeds from maturity of available-for-sale marketable securities	4,500	1,500
Proceeds from sale marketable securities	2,086
Proceeds from sale of property and equipment		8	6
Purchase of marketable securities	(11,455)	(35,518)
Net cash provided by (used in) investing activities	2,463	(58,871)	738
Cash flows used in financing activities:
Proceeds from initial public offering, net (payment of issuance costs)		74,180	(661)
Payment of issuance cost related to warrants	(90)
Exercise of employee share options	958	421	6
Tax benefit related to exercise of stock options	71
Net cash provided by (used in) financing activities	939	74,601	(655)
Foreign currency translation adjustments on cash and cash equivalents	(33)	(49)	(82)
Increase (decrease) in cash and cash equivalents	4,325	13,520	(254)
Cash and cash equivalents at the beginning of the period	18,464	4,993	5,329
Cash and cash equivalents at the end of the period	22,789	18,464	4,993
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	593	1,368	1,663
Non-cash investing and financing activities:
Purchase of property and equipment on credit	808	422	113
Inventory transferred to be used as property and equipment	1,090	692	265
Property and equipment transferred to be used as inventory		106	112
Issuance expenses on credit	$ 362		$ 188